Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Contrafund
Entity Central Index Key	0000024238
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Advisor New Insights Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class C
Trading Symbol	FNICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.65%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $10,163 $10,721 $13,614 $12,918 $16,554 $20,319 $25,065 $18,043 $24,529 $33,091 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 32.89% 14.50% 12.71% Class C 33.89% 14.50% 12.71% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,798,939,502
Holdings Count | shares	443
Advisory Fees Paid, Amount	$ 125,752,187
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Communication Services 21.4 Financials 14.8 Industrials 12.3 Consumer Discretionary 11.4 Health Care 8.3 Materials 1.5 Energy 1.5 Utilities 1.2 Consumer Staples 1.2 Real Estate 0.0 Common Stocks 96.9 Preferred Stocks 2.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.9 Canada 1.9 Taiwan 0.7 Netherlands 0.6 United Kingdom 0.5 China 0.4 Italy 0.4 Congo Democratic Republic Of 0.4 Korea (South) 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.9 Canada - 1.9 Taiwan - 0.7 Netherlands - 0.6 United Kingdom - 0.5 China - 0.4 Italy - 0.4 Congo Democratic Republic Of - 0.4 Korea (South) - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 11.7 NVIDIA Corp 8.9 Microsoft Corp 6.5 Alphabet Inc Class A 6.1 Amazon.com Inc 5.8 Berkshire Hathaway Inc Class A 5.1 Apple Inc 2.6 Netflix Inc 2.6 Space Exploration Technologies Corp 2.3 Eli Lilly & Co 2.2 53.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Opportunistic Insights Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Opportunistic Insights Fund
Class Name	Fidelity® Series Opportunistic Insights Fund
Trading Symbol	FVWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology, where our stock picks in semiconductors & semiconductor equipment helped most. Stock picks and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also bolstering our relative result were picks in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's biggest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The stock was among the fund's biggest holdings. An overweight in Netflix (+83%) also contributed. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Stock selection in financials, primarily within the financial services industry, also hampered the fund's result. Also hurting was an underweight in consumer discretionary, primarily within the automobiles & components industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). The second-largest relative detractor was an underweight in Tesla (+63%). An overweight in Vertex Pharmaceuticals (-1%) also detracted. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Series Opportunistic Insights Fund $10,000 $10,710 $10,853 $14,430 $14,161 $18,483 $24,246 $30,260 $22,475 $29,936 $40,819 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Opportunistic Insights Fund 36.35% 17.17% 15.10% Russell 3000® Index 23.81% 13.86% 12.55% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,265,136,609
Holdings Count | shares	372
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$11,265,136,609
Number of Holdings	372
Total Advisory Fee	$0
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.6 Communication Services 21.4 Financials 18.0 Industrials 10.3 Consumer Discretionary 10.1 Health Care 9.0 Consumer Staples 1.4 Materials 1.1 Energy 1.1 Utilities 0.7 Real Estate 0.2 Common Stocks 96.4 Preferred Stocks 1.5 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Preferred Stocks - 1.5 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 94.1 Canada 2.1 Israel 0.6 Congo Democratic Republic Of 0.4 Taiwan 0.4 Korea (South) 0.3 Brazil 0.3 United Kingdom 0.3 Switzerland 0.2 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.1 Canada - 2.1 Israel - 0.6 Congo Democratic Republic Of - 0.4 Taiwan - 0.4 Korea (South) - 0.3 Brazil - 0.3 United Kingdom - 0.3 Switzerland - 0.2 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 13.2 NVIDIA Corp 9.8 Berkshire Hathaway Inc Class A 6.1 Amazon.com Inc 5.7 Microsoft Corp 4.5 Netflix Inc 3.0 Apple Inc 2.7 Eli Lilly & Co 2.3 Alphabet Inc Class A 2.2 Alphabet Inc Class C 2.1 51.6
Fidelity Advisor New Insights Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class I
Trading Symbol	FINSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $10,264 $10,937 $14,032 $13,451 $17,409 $21,581 $26,894 $19,557 $26,648 $36,033 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 35.22% 15.66% 13.68% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,798,939,502
Holdings Count | shares	443
Advisory Fees Paid, Amount	$ 125,752,187
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Communication Services 21.4 Financials 14.8 Industrials 12.3 Consumer Discretionary 11.4 Health Care 8.3 Materials 1.5 Energy 1.5 Utilities 1.2 Consumer Staples 1.2 Real Estate 0.0 Common Stocks 96.9 Preferred Stocks 2.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.9 Canada 1.9 Taiwan 0.7 Netherlands 0.6 United Kingdom 0.5 China 0.4 Italy 0.4 Congo Democratic Republic Of 0.4 Korea (South) 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.9 Canada - 1.9 Taiwan - 0.7 Netherlands - 0.6 United Kingdom - 0.5 China - 0.4 Italy - 0.4 Congo Democratic Republic Of - 0.4 Korea (South) - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 11.7 NVIDIA Corp 8.9 Microsoft Corp 6.5 Alphabet Inc Class A 6.1 Amazon.com Inc 5.8 Berkshire Hathaway Inc Class A 5.1 Apple Inc 2.6 Netflix Inc 2.6 Space Exploration Technologies Corp 2.3 Eli Lilly & Co 2.2 53.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Insights Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class Z
Trading Symbol	FZANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.54%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,278 $10,964 $14,088 $13,520 $17,523 $21,744 $27,134 $19,750 $26,945 $36,483 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 35.40% 15.80% 13.82% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,798,939,502
Holdings Count | shares	443
Advisory Fees Paid, Amount	$ 125,752,187
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Communication Services 21.4 Financials 14.8 Industrials 12.3 Consumer Discretionary 11.4 Health Care 8.3 Materials 1.5 Energy 1.5 Utilities 1.2 Consumer Staples 1.2 Real Estate 0.0 Common Stocks 96.9 Preferred Stocks 2.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.9 Canada 1.9 Taiwan 0.7 Netherlands 0.6 United Kingdom 0.5 China 0.4 Italy 0.4 Congo Democratic Republic Of 0.4 Korea (South) 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.9 Canada - 1.9 Taiwan - 0.7 Netherlands - 0.6 United Kingdom - 0.5 China - 0.4 Italy - 0.4 Congo Democratic Republic Of - 0.4 Korea (South) - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 11.7 NVIDIA Corp 8.9 Microsoft Corp 6.5 Alphabet Inc Class A 6.1 Amazon.com Inc 5.8 Berkshire Hathaway Inc Class A 5.1 Apple Inc 2.6 Netflix Inc 2.6 Space Exploration Technologies Corp 2.3 Eli Lilly & Co 2.2 53.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Insights Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class M
Trading Symbol	FNITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 135	1.15%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,857 $10,449 $13,339 $12,720 $16,383 $20,205 $25,053 $18,128 $24,580 $33,077 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 29.86% 14.27% 12.71% Class M (without 3.50% sales charge) 34.57% 15.09% 13.11% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,798,939,502
Holdings Count | shares	443
Advisory Fees Paid, Amount	$ 125,752,187
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Communication Services 21.4 Financials 14.8 Industrials 12.3 Consumer Discretionary 11.4 Health Care 8.3 Materials 1.5 Energy 1.5 Utilities 1.2 Consumer Staples 1.2 Real Estate 0.0 Common Stocks 96.9 Preferred Stocks 2.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.9 Canada 1.9 Taiwan 0.7 Netherlands 0.6 United Kingdom 0.5 China 0.4 Italy 0.4 Congo Democratic Republic Of 0.4 Korea (South) 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.9 Canada - 1.9 Taiwan - 0.7 Netherlands - 0.6 United Kingdom - 0.5 China - 0.4 Italy - 0.4 Congo Democratic Republic Of - 0.4 Korea (South) - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 11.7 NVIDIA Corp 8.9 Microsoft Corp 6.5 Alphabet Inc Class A 6.1 Amazon.com Inc 5.8 Berkshire Hathaway Inc Class A 5.1 Apple Inc 2.6 Netflix Inc 2.6 Space Exploration Technologies Corp 2.3 Eli Lilly & Co 2.2 53.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Contrafund
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund®
Trading Symbol	FCNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 74	0.63%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also helped.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's biggest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. An overweight in Netflix (+83%) also helped. The company was one of the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was security selection in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). A second notable relative detractor was an underweight in Broadcom (+110%). An underweight in Tesla (+63%) also hurt.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Contrafund® $10,000 $10,646 $11,004 $14,549 $14,239 $18,509 $24,539 $30,517 $21,892 $30,503 $41,476 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Contrafund® 35.97% 17.51% 15.29% S&P 500® Index 25.02% 14.53% 13.10% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 152,766,525,549
Holdings Count | shares	389
Advisory Fees Paid, Amount	$ 851,690,132
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$152,766,525,549
Number of Holdings	389
Total Advisory Fee	$851,690,132
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Communication Services 23.6 Financials 18.0 Consumer Discretionary 10.8 Health Care 8.7 Industrials 7.9 Consumer Staples 1.7 Energy 1.2 Materials 1.0 Utilities 0.7 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 1.8 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 1.8 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 94.6 Canada 1.7 Congo Democratic Republic Of 0.5 Taiwan 0.4 Switzerland 0.4 Israel 0.3 United Kingdom 0.3 Brazil 0.3 Netherlands 0.3 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 Canada - 1.7 Congo Democratic Republic Of - 0.5 Taiwan - 0.4 Switzerland - 0.4 Israel - 0.3 United Kingdom - 0.3 Brazil - 0.3 Netherlands - 0.3 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 15.8 NVIDIA Corp 8.5 Berkshire Hathaway Inc Class A 8.4 Amazon.com Inc 6.8 Microsoft Corp 5.4 Apple Inc 3.4 Eli Lilly & Co 2.6 Alphabet Inc Class A 2.5 Netflix Inc 2.4 Alphabet Inc Class C 2.0 57.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Contrafund K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund® K6
Class Name	Fidelity® Contrafund® K6
Trading Symbol	FLCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 53	0.45%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our stock picks in media & entertainment helped most. Picks in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. A second notable relative contributor was an overweight in Nvidia (+171%). The stock was one of the fund's largest holdings. An overweight in Netflix (+83%) also contributed. The company was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was security selection in financials and energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). A second notable relative detractor was an underweight in Tesla (+63%). An underweight in Broadcom (+110%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through December 31, 2024. Initial investment of $10,000. Fidelity® Contrafund® K6 $10,000 $11,377 $11,132 $14,584 $19,080 $23,685 $17,262 $23,764 S&P 500® Index $10,000 $11,202 $10,710 $14,083 $16,674 $21,460 $17,574 $22,193 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Contrafund® K6 35.37% 17.14% 16.60% S&P 500® Index 25.02% 14.53% 14.35% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 34,782,795,541
Holdings Count | shares	383
Advisory Fees Paid, Amount	$ 152,941,850
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$34,782,795,541
Number of Holdings	383
Total Advisory Fee	$152,941,850
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.2 Communication Services 22.8 Financials 17.8 Consumer Discretionary 10.3 Health Care 9.2 Industrials 7.5 Consumer Staples 1.8 Energy 1.3 Materials 1.1 Utilities 0.8 Real Estate 0.1 Common Stocks 97.8 Preferred Stocks 1.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 1.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 94.4 Canada 1.9 Congo Democratic Republic Of 0.5 Taiwan 0.4 Israel 0.3 Switzerland 0.3 Brazil 0.3 United Kingdom 0.3 Netherlands 0.3 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 Canada - 1.9 Congo Democratic Republic Of - 0.5 Taiwan - 0.4 Israel - 0.3 Switzerland - 0.3 Brazil - 0.3 United Kingdom - 0.3 Netherlands - 0.3 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 14.9 NVIDIA Corp 9.5 Berkshire Hathaway Inc Class A 7.7 Amazon.com Inc 6.0 Microsoft Corp 5.6 Apple Inc 3.5 Eli Lilly & Co 2.7 Alphabet Inc Class A 2.5 Netflix Inc 2.5 Alphabet Inc Class C 2.0 56.9
Fidelity Contrafund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund® Class K
Trading Symbol	FCNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 66	0.56%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the semiconductors & semiconductor equipment industry, and industrials, primarily within the capital goods industry, also helped.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's biggest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. An overweight in Netflix (+83%) also helped. The company was one of the fund's top holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Also hurting our result was security selection in financials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Regeneron Pharmaceuticals (-19%). A second notable relative detractor was an underweight in Broadcom (+110%). An underweight in Tesla (+63%) also hurt.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class K $10,000 $10,655 $11,026 $14,592 $14,290 $18,601 $24,681 $30,709 $22,043 $30,743 $41,827 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 36.05% 17.59% 15.38% S&P 500® Index 25.02% 14.53% 13.10% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 152,766,525,549
Holdings Count | shares	389
Advisory Fees Paid, Amount	$ 851,690,132
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$152,766,525,549
Number of Holdings	389
Total Advisory Fee	$851,690,132
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.4 Communication Services 23.6 Financials 18.0 Consumer Discretionary 10.8 Health Care 8.7 Industrials 7.9 Consumer Staples 1.7 Energy 1.2 Materials 1.0 Utilities 0.7 Real Estate 0.1 Common Stocks 96.3 Preferred Stocks 1.8 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 1.8 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 94.6 Canada 1.7 Congo Democratic Republic Of 0.5 Taiwan 0.4 Switzerland 0.4 Israel 0.3 United Kingdom 0.3 Brazil 0.3 Netherlands 0.3 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.6 Canada - 1.7 Congo Democratic Republic Of - 0.5 Taiwan - 0.4 Switzerland - 0.4 Israel - 0.3 United Kingdom - 0.3 Brazil - 0.3 Netherlands - 0.3 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 15.8 NVIDIA Corp 8.5 Berkshire Hathaway Inc Class A 8.4 Amazon.com Inc 6.8 Microsoft Corp 5.4 Apple Inc 3.4 Eli Lilly & Co 2.6 Alphabet Inc Class A 2.5 Netflix Inc 2.4 Alphabet Inc Class C 2.0 57.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Insights Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class A
Trading Symbol	FNIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.90%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Security selection and an overweight in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also helping our relative result were picks in information technology, especially within the semiconductors & semiconductor equipment industry.
•The top individual relative contributor was an overweight in Meta Platforms (+66%), the fund's largest holding. The second-largest relative contributor was an overweight in Nvidia (+171%). The company was among our largest holdings. A non-benchmark stake in Space Exploration Technologies also helped. The company was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Security selection in financials also hampered the fund's result. Also hurting was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Broadcom (+110%). A second notable relative detractor was an underweight in Tesla (+63%). An overweight in Regeneron Pharmaceuticals (-19%) also hurt. The stock was among our biggest holdings this period.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,650 $10,258 $13,129 $12,548 $16,206 $20,036 $24,906 $18,062 $24,555 $33,126 S&P 500® Index $10,000 $10,138 $11,351 $13,829 $13,223 $17,386 $20,585 $26,494 $21,696 $27,399 $34,254 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 27.15% 14.01% 12.72% Class A (without 5.75% sales charge) 34.91% 15.37% 13.39% S&P 500® Index 25.02% 14.53% 13.10% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,798,939,502
Holdings Count | shares	443
Advisory Fees Paid, Amount	$ 125,752,187
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$21,798,939,502
Number of Holdings	443
Total Advisory Fee	$125,752,187
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Communication Services 21.4 Financials 14.8 Industrials 12.3 Consumer Discretionary 11.4 Health Care 8.3 Materials 1.5 Energy 1.5 Utilities 1.2 Consumer Staples 1.2 Real Estate 0.0 Common Stocks 96.9 Preferred Stocks 2.7 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 2.7 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.9 Canada 1.9 Taiwan 0.7 Netherlands 0.6 United Kingdom 0.5 China 0.4 Italy 0.4 Congo Democratic Republic Of 0.4 Korea (South) 0.4 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.9 Canada - 1.9 Taiwan - 0.7 Netherlands - 0.6 United Kingdom - 0.5 China - 0.4 Italy - 0.4 Congo Democratic Republic Of - 0.4 Korea (South) - 0.4 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Meta Platforms Inc Class A 11.7 NVIDIA Corp 8.9 Microsoft Corp 6.5 Alphabet Inc Class A 6.1 Amazon.com Inc 5.8 Berkshire Hathaway Inc Class A 5.1 Apple Inc 2.6 Netflix Inc 2.6 Space Exploration Technologies Corp 2.3 Eli Lilly & Co 2.2 53.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec